Other assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets Noncurrents [Abstract]
Disclosure And Details About Other Noncurrent Assets [Table Text Block]
(a)	Below is presented the movement:

	Balance as of January 1, 2017	Additions	Balance as of December 31, 2017	Additions	Transfers	Balance as of December 31, 2018
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Patents and industrial property (b)	9,558	4,122	13,680	2,642	(4,599)	11,723
Software licenses	6,457	2,359	8,816	1,448	(96)	10,168
Rights of use	7,331	522	7,853	4,439	-	12,292

	23,346	7,003	30,349	8,529	(4,695)	34,183
Accumulated amortization:
Software licenses	1,995	383	2,378	596	-	2,974
Rights of use	3,632	1,578	5,210	738	-	5,948

	5,627	1,961	7,588	1,334	-	8,922

Net cost	17,719		22,761			25,261